EXHIBIT 99.2

John Deere Owner Trust 2014-B

Statement to Certificateholders

$317,000,000 Class A-1 0.21000% Asset Backed Notes due September 24, 2015

$225,000,000 Class A-2A 0.54% Asset Backed Notes due July 17, 2017

$100,000,000 Class A-2B Floating Rate Asset Backed Notes due July 17, 2017

$283,000,000 Class A-3 1.07% Asset Backed Notes due November 15, 2018

$84,915,000 Class A-4 1.50% Asset Backed Notes due June 15, 2021

$25,896,582 Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.15330%
Class A-2B interest rate:			0.33330%

Payment Date:			17-Nov-14

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$42,898,838.89
		per $1,000 original principal amount:	$135.33

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$42,898,838.89

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$48,614.07
		per $1,000 original principal amount:	$0.15

		(ii) Class A-2A Notes:	$101,250.00
		per $1,000 original principal amount:	$0.45

		(iii) Class A-2B Notes:	$30,552.50
		per $1,000 original principal amount:	$0.31

		(iv) Class A-3 Notes:	$252,341.67
		per $1,000 original principal amount:	$0.89

		(v) Class A-4 Notes:	$106,143.75
		per $1,000 original principal amount:	$1.25

		(vi) Total:	$538,901.99

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$944,972,873.19

	(b)	Note Value at end of related Collection Period:		$928,453,365.02

	(c)	Pool Face Amount at the end of related Collection Period:		$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$209,641,782.53
		(ii)	A-1 Note Pool Factor:	0.6613305

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$225,000,000.00
		(ii)	A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$100,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$283,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,915,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,896,582.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$824,183.71
		(i)	per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:		$824,183.71
	(c)	Amount of Servicing Fee paid:		$824,183.71
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,358,115.82
	(ii)	Specified Reserve Account Balance:		$10,358,115.82

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$2,402,437.24
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.25%

(11)	(i)	Aggregate amount of net losses for the collection period:		$57,690.13
	(ii)	Cumulative amount of net losses:		$57,690.13
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,440,555.53
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(d)	Number of repurchase demands in dispute in the related Collection Period:
	(i)	Aggregate Principal Balance of Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%